REAL ESTATE INVENTORY (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
REAL ESTATE INVENTORY
Real estate, including land	¥ 10,089,739	¥ 8,192,861
Construction in progress	311,901	652,918
Real estate inventory	¥ 10,401,640	¥ 8,845,779